Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

(in millions)	Maturity Date	2016	2015
Regulated Utilities
ITC
Secured US First Mortgage Bonds -
4.81% weighted average fixed rate	2017-2055	$1,994	$—
Secured US Senior Notes -
4.19% weighted average fixed rate	2040-2046	638	—
Unsecured US Senior Notes -
4.80% weighted average fixed rate	2017-2043	3,160	—
Unsecured US Shareholder Note -
6.00% fixed rate (Note 27)	2028	267	—
UNS Energy
Unsecured US Tax-Exempt Bonds - 3.87% weighted
average fixed and variable rate (2015 - 3.83%)	2020-2040	827	852
Unsecured US Fixed Rate Notes -
4.26% weighted average fixed rate (2015 - 4.26%)	2021-2045	1,511	1,557
Central Hudson
Unsecured US Promissory Notes - 4.25% weighted
average fixed and variable rate (2015 - 4.30%)	2017-2046	768	728
FortisBC Energy
Secured Purchase Money Mortgages -
10.30% weighted average fixed rate (2015 - 10.30%)	n/a	—	200
Unsecured Debentures -
5.24% weighted average fixed rate (2015 - 5.73%)	2026-2047	2,220	1,770
Government loan	n/a	—	5
FortisAlberta
Unsecured Debentures -
4.82% weighted average fixed rate (2015 - 4.95%)	2024-2052	1,834	1,684
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2015 - 8.80%)	2023	25	25
Unsecured Debentures -
5.22% weighted average fixed rate (2015 - 5.36%)	2021-2050	635	660
Eastern Canadian
Secured First Mortgage Sinking Fund Bonds -
6.48% weighted average fixed rate (2015 - 6.72%)	2020-2045	516	553
Secured First Mortgage Bonds -
6.19% weighted average fixed rate (2015 - 7.18%)	2018-2061	195	167
Unsecured Senior Notes -
6.11% weighted average fixed rate (2015 - 6.11%)	2018-2041	104	104
Caribbean Electric
Unsecured US Senior Loan Notes and Bonds - 4.92% weighted
average fixed and variable rate (2015 - 4.89%)	2018-2046	499	467
Corporate
Unsecured US Senior Notes and Promissory Notes -
3.43% weighted average fixed rate (2015 - 4.43%)	2019-2044	4,353	1,720
Unsecured Debentures -
6.50% weighted average fixed rate (2015 - 6.49%)	2039	200	201
Unsecured Senior Notes - 2.85% fixed rate	2023	500	—
Long-term classification of credit facility borrowings (Note 32)		973	551
Total long-term debt (Note 30)		21,219	11,244
Less: Deferred financing costs and debt discounts		(151)	(76)
Less: Current installments of long-term debt		(251)	(384)
		$20,817	$10,784

Schedule of Repayment of Long-Term Debt
The consolidated annual requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

	Subsidiaries	Corporate	Total
Year	(in millions)	(in millions)	(in millions)
2017	$249	$2	$251
2018	929	2	931
2019	556	123	679
2020	544	181	725
2021	460	1,296	1,756
Thereafter	12,963	3,914	16,877
	$15,701	$5,518	$21,219